Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements reflect the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. Investments in equity investees over which the Group has significant influence are accounted for using the equity method. All inter‑company balances and transactions have been eliminated in consolidation. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used when accounting for amounts recorded in connection with acquisitions, including initial fair value determinations of assets and liabilities and other intangible assets as well as subsequent fair value measurements. Additionally, estimates are used in determining items such as useful lives of property, plant and equipment, write‑down of inventories, allowance for doubtful accounts, share‑based compensation, impairments of long‑lived assets, impairment of other intangible asset and goodwill, taxes on income, tax valuation allowances, revenues and cost accruals from research and development projects. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The Company’s presentation currency is the U.S. dollar (“US$”). The financial statements of the Company and its subsidiaries with a functional currency other than the US$ have been translated into the Company’s presentation currency. All assets and liabilities of the subsidiaries are translated using year-end exchange rates and revenues and expenses are translated at average exchange rates for the year. Translation adjustments are reflected in accumulated other comprehensive (loss)/income in shareholders’ equity.

Net foreign currency exchange losses of US$233,000, US$316,000 and US$109,000 were recorded in other expense in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Group considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash and cash equivalents consist primarily of cash on hand and bank deposits and are stated at cost, which approximates fair value.

Short-term Investments	Short‑term Investments Short‑term investments include deposits placed with banks with original maturities of more than three months but less than one year.
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short‑term investments, accounts receivable, other receivables and amounts due from related parties.

The Group places substantially all of its cash and cash equivalents and short‑term investments in major financial institutions, which management believes are of high credit quality. The Group has a practice to limit the amount of credit exposure to any particular financial institution.

The Group has no significant concentration of credit risk. The Group has policies in place to ensure that sales are made to customers with an appropriate credit history and the Group performs periodic credit evaluations of its customers. Normally the Group does not require collateral from trade debtors.

Foreign Currency Risk

Foreign Currency Risk

The Group’s operating transactions and its assets and liabilities  in the PRC are mainly denominated in Renminbi (“RMB”), which is not freely convertible into foreign currencies. The Group’s cash and cash equivalents denominated in RMB are subject to government controls. The value of the RMB is subject to fluctuations from central government policy changes and international economic and political developments that affect the supply and demand of RMB in the foreign exchange market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies which require certain supporting documentation in order to complete the remittance.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of financial instruments that are measured at fair value is determined according to a fair value hierarchy that prioritizes the inputs and assumptions used, and the valuation techniques used. The three levels of the fair value hierarchy are described as follows:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2

Inputs are quoted prices for similar assets or liabilities in active markets; or quoted prices for identical or similar instruments in markets that are not active; and model‑derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3

Inputs are unobservable inputs based on the Group’s assumptions and valuation techniques used to measure assets or liabilities at fair value. The inputs require significant management judgment or estimation.

The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of assets and liabilities and their placement within the fair value hierarchy levels.

The fair value of assets and liabilities is established using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and a fair value hierarchy is established based on the inputs used to measure fair value.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from customers based on their outstanding invoices. Management reviews accounts receivable regularly to determine if any receivable will potentially be uncollectible. Estimates are used to determine the amount of allowance for doubtful accounts necessary to reduce accounts receivable to its estimated net realizable value. The amount of the allowance for doubtful accounts is recognized in the consolidated statements of operations.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity). Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. A provision for excess and obsolete inventory will be made based primarily on forecasts of product demand and production requirements. The excess balance determined by this analysis becomes the basis for excess inventory charge and the written‑down value of the inventory becomes its cost. Written‑down inventory is not written up if market conditions improve.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment consist of buildings, leasehold improvements, plant and equipment, furniture and fixtures, other equipment and motor vehicles. Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight‑line method over the estimated useful lives of the depreciable assets.

Buildings	20 years
Plant and equipment	5-10 years
Furniture and fixtures, other equipment and motor vehicles	4-5 years
Leasehold improvements	Shorter of (a) 5 years or (b) remaining term of lease

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of operations in the year of disposition. Additions and improvements that extend the useful life of an asset are capitalized. Repairs and maintenance costs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long‑Lived Assets

The Group evaluates the recoverability of long‑lived assets in accordance with authoritative guidance on accounting for the impairment or disposal of long‑lived assets. The Group evaluates long‑lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. If such indicators exist, the first step of the impairment test is performed to assess if the carrying value of the net assets exceeds the undiscounted cash flows of the assets. If yes, the second step of the impairment test is performed in order to determine if the carrying value of the net assets exceeds the fair value. If yes, impairment is recognized for the excess.

Leasehold Land

Leasehold Land

Leasehold land represents fees paid to acquire the right to use the land on which various plants and buildings are situated for a specified period of time from the date the respective right was granted and are stated at cost less accumulated amortization and impairment loss, if any. Amortization is computed using the straight‑line basis over the lease period of 50 years.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price plus fair value of non‑controlling interests over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. When performing an evaluation of goodwill impairment, the Group has the option to first assess qualitative factors, such as significant events and changes to expectations and activities that may have occurred since the last impairment evaluation, to determine if it is more likely than not that goodwill might be impaired. If as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative fair value test is performed to determine if the fair value of the reporting unit exceeds its carrying value.

Other Intangible Assets

Other Intangible Assets

Other intangible assets with finite useful lives are carried at cost less accumulated amortization and impairment loss, if any. Amortization is computed using the straight‑line basis over the estimated useful lives of the assets.

Borrowings

Borrowings

Borrowings are recognized initially at fair value, net of debt issuance costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of debt issuance costs) and the redemption value is recognized in the consolidated statements of operations over the period of the borrowings using the effective interest method.

Ordinary Shares

Ordinary Shares

The Company’s ordinary shares are stated at par value of US$1.00 per ordinary share. The difference between the consideration received, net of issuance cost, and the par value is recorded in additional paid‑in capital.

Treasury Shares	Treasury Shares The Group accounts for treasury shares under the cost method. The treasury shares were purchased for the purpose of the LTIP.
Share-Based Compensation

Share‑Based Compensation

Share options

The Group recognizes share‑based compensation expense on share options granted to employees and directors based on their estimated grant date fair value using the Polynomial model. This Polynomial pricing model uses various inputs to measure fair value, including estimated market value of the Company’s underlying ordinary shares at the grant date, contractual terms, estimated volatility, risk‑free interest rates and expected dividend yields. The Group recognizes share‑based compensation expense in the consolidated statements of operations on a graded vesting basis over the requisite service period, and accounts for forfeitures as they occur.

Share options are classified as equity-settled awards. Share‑based compensation expense, when recognized, is charged to the consolidated statements of operations with the corresponding entry to additional paid‑in capital.

LTIP

The Group recognizes the share-based compensation expense on the LTIP awards based on a fixed or determinable monetary amount on a straight-line basis for each annual tranche awarded over the requisite period. For LTIP awards with performance targets, prior to their determination date, the amount of LTIP awards that is expected to vest takes into consideration the achievement of the performance conditions and the extent to which the performance conditions are likely to be met. Performance conditions vary by awards, including targets for shareholder returns, free cash flows, revenues, net profit after taxes and/or the achievement of clinical and regulatory milestones.

These LTIP awards are classified as liability-settled awards before the determination date (i.e. the date when the achievement of any performance conditions are known), as they settle in a variable number of shares based on a determinable monetary amount, which is determined upon the actual achievement of performance targets. As the extent of achievement of the performance targets is uncertain prior to the determination date, a probability based on management’s assessment of the achievement of the performance targets has been assigned to calculate the amount to be recognized as an expense over the requisite period.

After the determination date or if the LTIP awards have no performance conditions, the LTIP awards are classified as equity-settled awards. If the performance target is achieved, the Group will pay the determined monetary amount to a trustee appointed by the Group (the “Trustee”) to purchase ordinary shares of the Company or the equivalent ADS. Any cumulative compensation expense previously recognized as a liability will be transferred to additional paid-in capital, as an equity-settled award. If the performance target is not achieved, no ordinary shares or ADS of the Company will be purchased and the amount previously recorded in the liability will be reversed and included in the consolidated statements of operations.

Defined Contribution Plans

Defined Contribution Plans

The Group’s subsidiaries in the PRC participate in a government‑mandated multi‑employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Group’s subsidiaries in the PRC to pay the local labor and social welfare authority’s monthly contributions at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Group’s subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred.

The Group also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside the PRC. The defined contribution plans are generally funded by the relevant companies and by payments from employees.

The Group’s contributions to defined contribution plans for the years ended December 31, 2018, 2017 and 2016 amounted to US$2,878,000,  US$2,092,000 and US$2,286,000 respectively.

Revenue Recognition

Revenue Recognition

Summary of impact of applying Accounting Standard Codification (“ASC”) 606, Revenue from Contracts with Customers (Topic 606) (“ASC 606”)

The Group applied ASC 606 to all contracts at the date of initial application of January 1, 2018. As a result, the Group has changed its accounting policy for revenue recognition as detailed below. The Group applied ASC 606 using the modified retrospective method by recognizing the cumulative effect as an adjustment to opening accumulated losses at January 1, 2018. The comparative information prior to January 1, 2018 has not been adjusted and continues to be reported under ASC 605, Revenue Recognition (Topic 605) (“ASC 605”).

The Group assessed its license and collaboration contracts under ASC 606. Refer to Note 17. As a result of this assessment, the Group recorded an aggregate US$1.1 million deferral of revenue as a cumulative adjustment to opening accumulated losses upon adoption.

For sales of goods and services, the Group applied a portfolio approach to aggregate contracts into portfolios whose performance obligations do not differ materially from each other. In its assessment of each portfolio, the Group assessed the contracts under the new five-step model under ASC 606 and determined there was no significant impact to the timing or amount of revenue recognition under the new guidance.

Under the Group’s previous accounting policy, deferred revenue comprised deferred upfront payments from the Group’s license and collaboration contracts. Under ASC 606, advance payments from customers preceding an entity’s performance are considered contract liabilities; therefore, advance payments from customers from the Group’s Commercial Platform have been reclassified from other payables, accruals and advance receipts to deferred revenue. Expected rebates for sales of goods remain in other payables, accruals and advance receipts.

The following tables summarize the impact of adopting ASC 606 on the Group’s consolidated financial statements as at and for the year ended December 31, 2018, as compared to the amounts as if applying ASC 605:

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Balance Sheet
Current assets	370,541	—	370,541
Non-current assets	161,577	—	161,577
Total assets	532,118	—	532,118
Liabilities and shareholders’ equity
Current liabilities
Other payables, accruals and advance receipts	56,327	187	56,514
Deferred revenue	2,540	(605)	1,935
Other current liabilities	26,612	—	26,612
Total current liabilities	85,479	(418)	85,061
Deferred revenue	408	64	472
Other non-current liabilities	33,976	—	33,976
Total liabilities	119,863	(354)	119,509
Company’s shareholders’ equity
Accumulated losses	(183,004)	384	(182,620)
Accumulated other comprehensive loss	(243)	(31)	(274)
Other shareholders’ equity	572,243	—	572,243
Total Company’s shareholders’ equity	388,996	353	389,349
Non-controlling interests	23,259	1	23,260
Total shareholders’ equity	412,255	354	412,609
Total liabilities and shareholders’ equity	532,118	—	532,118

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Statement of Operations
Total revenues	214,109	(698)	213,411
Total operating expense	(306,750)	—	(306,750)
Loss from operations	(92,641)	(698)	(93,339)
Total other income	5,986	—	5,986
Loss before income taxes and equity in earnings of equity investees	(86,655)	(698)	(87,353)
Income tax expense	(3,964)	—	(3,964)
Equity in earnings of equity investees, net of tax	19,333	—	19,333
Net loss	(71,286)	(698)	(71,984)
Less: Net income attributable to non-controlling interests	(3,519)	2	(3,517)
Net loss attributable to the Company	(74,805)	(696)	(75,501)

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Statement of Comprehensive Loss
Net loss	(71,286)	(698)	(71,984)
Other comprehensive loss	(6,626)	(31)	(6,657)
Total comprehensive loss	(77,912)	(729)	(78,641)
Less: Comprehensive loss attributable to non-controlling interests	(2,566)	2	(2,564)
Total comprehensive loss attributable to the Company	(80,478)	(727)	(81,205)

There were no adjustments to net cash (used in)/generated from operating activities, investing activities or financing activities in the consolidated statement of cash flows.

Updated accounting policy—ASC 606

Revenue is measured based on consideration specified in a contract with a customer, and excludes any sales incentives and amounts collected on behalf of third parties. Taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Group from a customer, are also excluded from revenue. The Group recognizes revenue when it satisfies a performance obligation by transferring control over a good, service or license to a customer.

Nature of goods and services

The following is a description of principal activities, separated by reportable segments, from which the Company generates its revenue:

(i)   Innovation Platform

The Innovation Platform reportable segment principally generates revenue from license and collaboration contracts as well as sales of drug products developed from the Innovation Platform. The license and collaboration contracts generally contain multiple performance obligations including (1) the license to the commercialization rights of a drug compound and (2) the research and development services for each specified treatment indication, which are accounted for separately if they are distinct, i.e. if a product or service is separately identifiable from other items in the arrangement and if a customer can benefit from it on its own or with other resources that are readily available to the customer.

The transaction price generally includes fixed and variable consideration in the form of upfront payment, research and development cost reimbursements, contingent milestone payments and sales-based royalties. Contingent milestone payments are not included in the transaction price until it becomes probable that a significant reversal of revenue will not occur, which is generally when the specified milestone is achieved. The allocation of the transaction price to each performance obligation is based on the relative standalone selling prices of each performance obligation determined at the inception of the contract. The Group estimates the standalone selling prices based on the income approach. Control of the license to the drug compounds transfers at the inception date of the collaboration agreements and consequently, amounts allocated to this performance obligation are generally recognized at a point in time. Conversely, research and development services for each specified indication are performed over time and amounts allocated to these performance obligations are generally recognized over time using cost inputs as a measure of progress. The Group has determined that research and development expenses provide an appropriate depiction of measure of progress for the research and development services. Changes to estimated cost inputs may result in a cumulative catch-up adjustment. Royalty revenues are recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception.

Deferred revenue is recognized if allocated consideration is received in advance of the Group rendering research and development services. Accounts receivable is recognized based on the terms of the contract and when the Group has an unconditional right to bill the customer, which is generally when research and development services are rendered.

Revenue recognition from sales of drug products developed from the Innovation Platform follows revenue  recognition from sales of goods in the Commercial Platform below.

(ii)  Commercial Platform

The Commercial Platform reportable segment principally generates revenue from (1) sales of goods, which are the manufacture or purchase and distribution of pharmaceutical and consumer health products, and (2) sales of services, which are the provision of sales, distribution and marketing services to pharmaceutical manufacturers. The Group evaluates whether it is the principal or agent for these contracts, which include prescription drug products and consumer health products. Where the Group is the principal (i.e. recognizes sales of goods on a gross basis), it generally obtains control of the goods for distribution. Where the Group is the agent (i.e. recognizes provision of services on a net basis), it generally does not obtain control of the goods for distribution. Control is primarily evidenced by taking physical possession and inventory risk of the goods.

Revenue from sales of goods is recognized when the customer takes possession of the goods. This usually occurs upon completed delivery of the goods to the customer site. The amount of revenue recognized is adjusted for expected sales incentives as stipulated in the contract, which are generally issued to customers as direct discounts at the point-of-sale or indirectly in the form of rebates. Sales incentives are estimated using the expected value method. Additionally, sales are generally made with a limited right of return under certain conditions. Revenues are recorded net of provisions for sales discounts and returns.

Revenue from provision of services is recognized when the benefits of the services transfer to the customer over time, which is based on the proportionate value of services rendered as determined under the terms of the relevant contract. Additionally, when the amounts that can be invoiced correspond directly with the value to the customer for performance completed to date, the Group recognizes revenue from provision of services based on amounts that can be invoiced to the customer.

Deferred revenue is recognized if consideration is received in advance of transferring control of the goods or rendering of services. Accounts receivable is recognized if the Group has an unconditional right to bill the customer, which is generally when the customer takes possession of the goods or services are rendered. Payment terms differ by subsidiary and customer, but generally range from 45 to 180 days from the invoice date.

Prior accounting policy—ASC 605

Sales

Revenue from sales of goods in the Commercial Platform segment are recognized when goods are delivered and title passes to the customer and there are no further obligations to the customer. Recognition of revenue also requires reasonable assurance of collection of sales proceeds and completion of all performance obligations. Sales discounts are issued to customers as direct discounts at the point‑of‑sale or indirectly in the form of rebates. Additionally, sales are generally made with a limited right of return under certain conditions. Revenues are recorded net of provisions for sales discounts and returns.

Revenue from sales of services in the Commercial Platform segment are recognized based on amounts that can be invoiced to the customer. The amount that can be invoiced corresponds directly with the value to the customer for performance completed to date.

Revenues from research and development projects

The Group recognizes revenue for the performance of services when each of the following four criteria are met: (i) persuasive evidence of an arrangement exists; (ii) services are rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured.

The Group follows ASC 605‑25, Revenue Recognition—Multiple‑Element Arrangements and ASC 808, Collaborative Arrangements, if applicable, to determine the recognition of revenue under the Group’s license and collaborative research, development and commercialization agreements. The terms of these agreements generally contain multiple elements, or deliverables, which may include (i) licenses to the Group’s intellectual property, (ii) materials and technology, (iii) clinical supply, and/or (iv) participation in joint research or joint steering committees. The payments the Group may receive under these arrangements typically include one or more of the following: non‑refundable, upfront license fees; funding of research and/or development efforts; amounts due upon the achievement of specified milestones; and/or royalties on future product sales.

ASC 605‑25 provides guidance relating to the separability of deliverables included in an arrangement into different units of accounting and the allocation of arrangement consideration to the units of accounting. The evaluation of multiple‑element arrangements requires management to make judgments about (i) the identification of deliverables, (ii) whether such deliverables are separable from the other aspects of the contractual relationship, (iii) the estimated selling price of each deliverable, and (iv) the expected period of performance for each deliverable.

To determine the units of accounting under a multiple‑element arrangement, management evaluates certain separation criteria, including whether the deliverables have stand‑alone value, based on the relevant facts and circumstances for each arrangement. Management then estimates the selling price for each unit of accounting and allocates the arrangement consideration to each unit utilizing the relative selling price method. The Group determines the estimated selling price for deliverables within each agreement using vendor‑specific objective evidence (“VSOE”) of selling price, if available, or third party evidence of selling price if VSOE is not available, or the Group’s best estimate of selling price, if neither VSOE nor third party evidence is available. Determining the best estimate of selling price for a deliverable requires significant judgment. The Group typically uses its best estimate of a selling price to estimate the selling price for licenses to development work, since it often does not have VSOE or third party evidence of selling price for these deliverables. In those circumstances where the Group applies its best estimate of selling price to determine the estimated selling price of a license to development work, it considers market conditions as well as entity‑specific factors, including those factors contemplated in negotiating the agreements as well as internally developed estimates that include assumptions related to the market opportunity, estimated development costs, probability of success and the time needed to commercialize a product candidate pursuant to the license. In validating its best estimate of selling price, the Group evaluates whether changes in the key assumptions used to determine its best estimate of selling price will have a significant effect on the allocation of arrangement consideration between deliverables. The Group recognizes consideration allocated to an individual element when all other revenue recognition criteria are met for that element.

The allocated consideration for each unit of accounting is recognized over the related obligation period in accordance with the applicable revenue recognition criteria.

If there are deliverables in an arrangement that are not separable from other aspects of the contractual relationship, they are treated as a combined unit of accounting, with the allocated revenue for the combined unit recognized in a manner consistent with the revenue recognition applicable to the final deliverable in the combined unit. Payments received prior to satisfying the relevant revenue recognition criteria are recorded as unearned revenue in the accompanying balance sheets and recognized as revenue when the related revenue recognition criteria are met.

The Group typically receives non‑refundable, upfront payments when licensing the Group’s intellectual property, which often occurs in conjunction with a research and development agreement. If management believes that the license to the Group’s intellectual property has stand‑alone value, the Group generally recognizes revenue attributed to the license upon delivery provided that there are no future performance requirements for use of the license. When management believes that the license to the Group’s intellectual property does not have stand‑alone value, the Group will recognize revenue attributed to the license ratably over the contractual or estimated performance period. For payments payable on achievement of milestones that do not meet all of the conditions to be considered substantive, the Group recognizes a portion of the payment as revenue when the specific milestone is achieved, and the contingency is removed. Other contingent event‑based payments for which payment is either contingent solely upon the passage of time or the result of a collaborator’s performance are recognized when earned. The Group’s collaboration and license agreements generally include contingent milestone payments related to specified pre‑clinical research and development milestones, clinical development milestones, regulatory milestones and sales‑based milestones. Pre‑clinical research and development milestones are typically payable upon the selection of a compound candidate for the next stage of research and development. Clinical development milestones are typically payable when a product candidate initiates or advances in clinical trial phases or achieves defined clinical events such as proof‑of‑concept. Regulatory milestones are typically payable upon submission for marketing approval with regulatory authorities or upon receipt of actual marketing approvals for a compound, approvals for additional indications, or upon the first commercial sale. Sales‑based milestones are typically payable when annual sales reach specified levels.

At the inception of each arrangement that includes milestone payments, the Group evaluates whether each milestone is substantive and at risk to both parties on the basis of the contingent nature of the milestone. This evaluation includes an assessment of whether (a) the consideration is commensurate with either (i) the entity’s performance to achieve the milestone or (ii) the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting from the entity’s performance to achieve the milestone; (b) the consideration relates solely to past performance; and (c) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. The Group evaluates factors such as the scientific, regulatory, commercial and other risks that must be overcome to achieve the respective milestone, the level of effort and investment required to achieve the respective milestone and whether the milestone consideration is reasonable relative to all deliverables and payment terms in the arrangement in making this assessment.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist primarily of salaries and benefits, share‑based compensation, materials and supplies, contracted research, consulting arrangements and other expenses incurred to sustain the Group’s research and development programs. Research and development costs are expensed as incurred.

Government Incentives

Government Incentives

Incentives from governments are recognized at their fair values. Government incentives that are received in advance are deferred and recognized in the consolidated statements of operations over the period necessary to match them with the costs that they are intended to compensate. Government incentives in relation to the achievement of stages of research and development projects are recognized in the consolidated statements of operations when amounts have been received and all attached conditions have been met. Non-refundable incentives received without any further obligations or conditions attached are recognized immediately in the consolidated statements of operations.

Operating Leases-ASC 840

Operating Leases-ASC 840

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight‑line basis over the period of the leases.

Total operating lease rentals for factories and offices for the years ended December 31, 2018, 2017 and 2016 amounted to US$3,759,000,  US$2,285,000 and US$1,838,000 respectively. Sub-lease rentals for the years ended December 31, 2018, 2017 and 2016 amounted to US$254,000,  US$274,000 and US$228,000 respectively.

Interest Income	Interest Income Interest generated from cash and cash equivalents and short-term investments is recorded over the period earned. It is measured based on the actual amount of interest the Group earns.
Income Taxes

Income Taxes

The Group accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the income tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that some of the net deferred income tax asset will not be realized.

The Group accounts for an uncertain tax position in the consolidated financial statements only if it is more likely than not that the position is sustainable based on its technical merits and consideration of the relevant tax authority’s widely understood administrative practices and precedents. If the recognition threshold is met, the Group records the largest amount of  tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement.

The Group recognizes interest and penalties for income taxes, if any, under income tax payable on its consolidated balance sheets and under other expenses in its consolidated statements of operations.

Comprehensive (Loss)/Income

Comprehensive (Loss)/Income

Comprehensive (loss)/income is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non‑owner sources, and currently consists of net (loss)/income and foreign currency translation gain/(loss) related to the Company’s subsidiaries.

(Losses)/Earnings per Share

(Losses)/Earnings per Share

Basic (losses)/earnings per share is computed by dividing net (loss)/income attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the year. Weighted average number of  outstanding ordinary shares in issue excludes treasury shares.

Diluted (losses)/earnings per share is computed by dividing net (loss)/income attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents include ordinary shares and treasury shares issuable upon the exercise or settlement of share‑based awards issued by the Company using the treasury stock method. The computation of diluted (losses)/earnings per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect.

Segment Reporting

Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief executive officer who is the Group’s chief operating decision maker. The chief operating decision maker reviews the Group’s internal reporting in order to assess performance and allocate resources and determined that the Group’s reportable segments are as disclosed in Note 23.

Profit Appropriation and Statutory Reserves

Profit Appropriation and Statutory Reserves

The Group’s subsidiaries and equity investees established in the PRC are required to make appropriations to certain non‑distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries and equity investees registered as wholly-owned foreign enterprise and sino-foreign joint ventures have to make appropriations from its after-tax profit (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to the general reserve fund and statutory surplus fund respectively. The appropriation to the general reserve fund or the statutory surplus fund must be at least 10% of the after‑tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund or the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to other reserve funds including the enterprise expansion fund,  staff bonus and welfare fund or the discretionary surplus fund is made at the company’s discretion.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increases the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. All these reserves are not allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). The core principle of ASU 2016-02 is that a lessee should recognize the assets and liabilities that arise from leases.  A lessee should recognize on the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. The Group elected the short-term lease exception to not recognize right-of-use assets and lease liabilities for leases with a term of 12 months or less and will recognize lease expense for such leases generally on a straight-line basis over the lease term. ASU 2016-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. The Group will adopt the new standard using the optional transition method (from ASU 2018-11, Leases Targeted Improvements) for fiscal years and interim periods within 2019. A gross up to the consolidated balance sheet will be recognized on the date of adoption of US$5.7 million and US$6.4 million in right-of-use assets and lease liabilities respectively, primarily related to the Group’s various factories and offices under non-cancellable lease agreements that were accounted as operating leases under ASC 840, Leases (Topic 840) as at December 31, 2018. Additionally, the Group does not expect a significant impact to the consolidated statements of operations after the adoption of ASC 842 as the pattern of expense recognition should not change materially for such operating leases.

Other amendments that have been issued by the FASB or other standards‑setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group’s consolidated financial statements upon adoption.